Average Annual Total Returns{- Fidelity Freedom Blend 2060 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2060 Fund	Fidelity Advisor Freedom Blend 2060 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1032 Past 1 year	F1032 Since Inception
Total	10.66%	9.24%	[1]	9.55%	8.04%	[1]	6.95%	6.89%	[1]	13.03%	10.06%	[1]	15.54%	11.19%	[1]	17.78%	12.33%	[1]	17.86%	12.45%	[1]	18.40%	13.87%	[1]	16.54%	11.82%	[1]

[1]	(a)From August 31, 2018